Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 2,536,589	$ 2,427,507
Less: allowance for doubtful accounts	(179,475)	(298,224)
Accounts receivable, net	2,357,114	2,129,283
Accounts receivable – related parties, net	414,639	696,086
Non-current accounts receivable	3,134,361	2,009,766
Non-current accounts receivable-related parties	$ 548,395	$ 813,297